As Exhibit 4.5 to the Current Report on Form 8-K filed on December 23, 2015 by Discover Funding LLC, Discover Card Master Trust I and the Note Issuance Trust. Second Amended and Restated Indenture Supplement As Exhibit 4.4 to the Current Report on Form 8-K filed on December 23, 2015 by Discover Funding LLC, Discover Card Master Trust I and the Note Issuance Trust. Amended and Restated Indenture Pursuant to the Amended and Restated Indenture dated as of December 22, 2015, as amended, (the "Indenture") by and between Discover Card Execution Note Trust (the "Note Issuance Trust") as Issuer and U.S. Bank National Association as Indenture Trustee (the "Indenture Trustee") and the Second Amended and Restated Indenture Supplement dated as of December 22, 2015, in each case as amended prior to the distribution date noted above, for the DiscoverSeries Notes, by and between the Note Issuance Trust and the Indenture Trustee (the "Indenture Supplement"), the Note Issuance Trust is required to prepare certain information each month regarding current distributions to noteholders. We have set forth below this information regarding the DiscoverSeries Notes and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Indenture or the Indenture Supplement. The Indenture and Indenture Supplement were filed with the Securities and Exchange Commission as follows: Month Ending: February 28, 2021Distribution Date: March 15, 2021 DiscoverSeries Monthly Statement Discover Card Execution Note Trust Exhibit 99.2

CUSIP Number LIBOR Determination Date Interest Payment Date Interest Rate Number of Days in the Interest Accrual Period Amount of interest paid on this Distribution Date Amount of interest paid on this Distribution Date per $1,000 of Outstanding Dollar Principal AmountTranche 1. Interest to be paid on this Distribution Date: $0.00 0.000000000Class A (2008-C) $0.00 0.000000000Class A (2010-C) $0.00 0.000000000Class A (2010-D) $0.00 0.000000000Class A (2011-A) $0.00 0.000000000Class A (2011-B) $0.00 0.000000000Class A (2012-A) $0.00 0.000000000Class A (2015-A) 254683BU8 03/15/2021 1.85000% 30 $462,500.00 1.541666667Class A (2016-3) 254683BW4 02/11/2021 03/15/2021 0.60225% 27 $338,765.63 0.451687507Class A (2017-1) 254683BX2 03/15/2021 2.39000% 30 $1,095,416.67 1.991666673Class A (2017-2) 254683BZ7 03/15/2021 2.53000% 30 $843,333.33 2.108333325Class A (2017-4) 254683CA1 02/11/2021 03/15/2021 0.71225% 27 $494,123.44 0.534187503Class A (2017-5) 254683CC7 02/11/2021 03/15/2021 0.47225% 27 $292,204.69 0.354187503Class A (2017-7) 254683CD5 03/15/2021 3.03000% 30 $1,578,125.00 2.525000000Class A (2018-1) 254683CE3 02/11/2021 03/15/2021 0.44225% 27 $182,428.13 0.331687509Class A (2018-2) 254683CF0 02/11/2021 03/15/2021 0.34225% 27 $134,760.94 0.256687505Class A (2018-3) 254683CG8 03/15/2021 3.11000% 30 $2,332,500.00 2.591666667Class A (2018-4) 254683CH6 03/15/2021 3.32000% 30 $2,490,000.00 2.766666667Class A (2018-5) 254683CJ2 02/11/2021 03/15/2021 0.50225% 27 $113,006.25 0.376687500Class A (2018-6) 254683CK9 03/15/2021 3.04000% 30 $3,166,666.67 2.533333336Class A (2019-1) 254683CL7 02/11/2021 03/15/2021 0.38225% 27 $229,350.00 0.286687500Class A (2019-2) 254683CM5 03/15/2021 1.89000% 30 $1,575,000.00 1.575000000Class A (2019-3) $0.00 0.000000000Class A (2019-A) $15,328,180.75Total Class A $0.00 0.000000000Class B (2018-1) $0.00 0.000000000Class B (2018-2) $0.00 0.000000000Class B (2020-1) $0.00 0.000000000Class B (2020-2) $0.00 0.000000000Class B (2020-3) $0.00 0.000000000Class B (2020-4) $0.00Total Class B $0.00 0.000000000Class C (2018-1) $0.00 0.000000000Class C (2020-1) $0.00 0.000000000Class C (2020-2) $0.00 0.000000000Class C (2020-3) $0.00 0.000000000Class C (2020-4) $0.00 0.000000000Class C (2020-5) $0.00Total Class C

$15,328,180.75Total 2. Principal to be paid on this Distribution Date: Tranche CUSIP Number Scheduled principal payments Shortfall in scheduled principal payments Amount of principal paid on this Distribution Date Amount of principal paid per $1,000 of Stated Principal Amount Total amount of principal paid through this Distribution Date 0.00 $0.00 $0.00 $0.00 0.00Class A (2008-C) 0.00 $0.00 $0.00 $0.00 0.00Class A (2010-C) 0.00 $0.00 $0.00 $0.00 0.00Class A (2010-D) 0.00 $0.00 $0.00 $0.00 0.00Class A (2011-A) 0.00 $0.00 $0.00 $0.00 0.00Class A (2011-B) 0.00 $0.00 $0.00 $0.00 0.00Class A (2012-A) 0.00 $0.00 $0.00 $0.00 0.00Class A (2015-A) 0.00 $0.00 $0.00254683BU8 $0.00 0.00Class A (2016-3) 0.00 $0.00 $0.00254683BW4 $0.00 0.00Class A (2017-1) 0.00 $0.00 $0.00254683BX2 $0.00 0.00Class A (2017-2) 0.00 $0.00 $0.00254683BZ7 $0.00 0.00Class A (2017-4) 0.00 $0.00 $0.00254683CA1 $0.00 0.00Class A (2017-5) 0.00 $0.00 $0.00254683CC7 $0.00 0.00Class A (2017-7) 0.00 $0.00 $0.00254683CD5 $0.00 0.00Class A (2018-1) 0.00 $0.00 $0.00254683CE3 $0.00 0.00Class A (2018-2) 0.00 $0.00 $0.00254683CF0 $0.00 0.00Class A (2018-3) 0.00 $0.00 $0.00254683CG8 $0.00 0.00Class A (2018-4) 0.00 $0.00 $0.00254683CH6 $0.00 0.00Class A (2018-5) 0.00 $0.00 $0.00254683CJ2 $0.00 0.00Class A (2018-6) 0.00 $0.00 $0.00254683CK9 $0.00 0.00Class A (2019-1) 0.00 $0.00 $0.00254683CL7 $0.00 0.00Class A (2019-2) 0.00 $0.00 $0.00254683CM5 $0.00 0.00Class A (2019-3) 0.00 $0.00 $0.00 $0.00 0.00Class A (2019-A) 0.00 $0.00 $0.00Total Class A 0.00 0.00 $0.00 $0.00 $0.00 0.00Class B (2018-1) 530,000,000.00 $0.00 $530,000,000.00 $1,000.00 530,000,000.00Class B (2018-2) 0.00 $0.00 $0.00 $0.00 0.00Class B (2020-1) 0.00 $0.00 $0.00 $0.00 0.00Class B (2020-2) 0.00 $0.00 $0.00 $0.00 0.00Class B (2020-3) 0.00 $0.00 $0.00 $0.00 0.00Class B (2020-4) 530,000,000.00 $0.00 $530,000,000.00Total Class B 530,000,000.00 365,000,000.00 $0.00 $365,000,000.00 $1,000.00 365,000,000.00Class C (2018-1) 0.00 $0.00 $0.00 $0.00 0.00Class C (2020-1) 0.00 $0.00 $0.00 $0.00 0.00Class C (2020-2) 0.00 $0.00 $0.00 $0.00 0.00Class C (2020-3) 0.00 $0.00 $0.00 $0.00 0.00Class C (2020-4) 0.00 $0.00 $0.00 $0.00 0.00Class C (2020-5)

Tranche CUSIP Number Scheduled principal payments Shortfall in scheduled principal payments Amount of principal paid on this Distribution Date Amount of principal paid per $1,000 of Stated Principal Amount Total amount of principal paid through this Distribution Date 365,000,000.00 $0.00 $365,000,000.00Total Class C 365,000,000.00 83,142,077.00 $0.00 $83,142,077.00(1)Class D (2009-1) 83,142,077.00 $0.00 $83,142,077.00Total Class D Total 978,142,077.00 $0.00 $978,142,077.00

3. Principal Amount and Nominal Liquidation Amount: (reflects issuances during February 2021 and principal payments and Nominal Liquidation Amount Deficits after giving effect to all allocations expected to occur on this Distribution Date) Tranche Stated Principal Amount Outstanding Dollar Principal Amount Adjusted Outstanding Dollar Principal Amount Nominal Liquidation Amount $0.00 $0.00 $0.00 $0.00Class A (2008-C) $0.00 $0.00 $0.00 $0.00Class A (2010-C) $0.00 $0.00 $0.00 $0.00Class A (2010-D) $0.00 $0.00 $0.00 $0.00Class A (2011-A) $0.00 $0.00 $0.00 $0.00Class A (2011-B) $0.00 $0.00 $0.00 $0.00Class A (2012-A) $0.00 $0.00 $0.00 $0.00Class A (2015-A) $300,000,000.00 $300,000,000.00 $300,000,000.00 $300,000,000.00Class A (2016-3) $750,000,000.00 $750,000,000.00 $750,000,000.00 $750,000,000.00Class A (2017-1) $550,000,000.00 $550,000,000.00 $550,000,000.00 $550,000,000.00Class A (2017-2) $400,000,000.00 $400,000,000.00 $400,000,000.00 $400,000,000.00Class A (2017-4) $925,000,000.00 $925,000,000.00 $925,000,000.00 $925,000,000.00Class A (2017-5) $825,000,000.00 $825,000,000.00 $825,000,000.00 $825,000,000.00Class A (2017-7) $625,000,000.00 $625,000,000.00 $625,000,000.00 $625,000,000.00Class A (2018-1) $550,000,000.00 $550,000,000.00 $550,000,000.00 $550,000,000.00Class A (2018-2) $525,000,000.00 $525,000,000.00 $525,000,000.00 $525,000,000.00Class A (2018-3) $900,000,000.00 $900,000,000.00 $900,000,000.00 $900,000,000.00Class A (2018-4) $900,000,000.00 $900,000,000.00 $900,000,000.00 $900,000,000.00Class A (2018-5) $300,000,000.00 $300,000,000.00 $300,000,000.00 $300,000,000.00Class A (2018-6) $1,250,000,000.00 $1,250,000,000.00 $1,250,000,000.00 $1,250,000,000.00Class A (2019-1) $800,000,000.00 $800,000,000.00 $800,000,000.00 $800,000,000.00Class A (2019-2) $1,000,000,000.00 $1,000,000,000.00 $1,000,000,000.00 $1,000,000,000.00Class A (2019-3) $0.00 $0.00 $0.00 $0.00Class A (2019-A) Total Class A $10,600,000,000.00 $10,600,000,000.00 $10,600,000,000.00$10,600,000,000.00 $490,000,000.00 $483,556,641.32 $483,556,641.32 $490,000,000.00Class B (2018-1) $530,000,000.00 $0.00 $0.00 $0.00Class B (2018-2) $100,000,000.00 $99,710,705.11 $99,710,705.11 $100,000,000.00Class B (2020-1) $350,000,000.00 $347,284,659.93 $347,284,659.93 $350,000,000.00Class B (2020-2) $350,000,000.00 $347,247,800.13 $347,247,800.13 $350,000,000.00Class B (2020-3) $350,000,000.00 $347,215,035.84 $347,215,035.84 $350,000,000.00Class B (2020-4) Total Class B $1,625,014,842.33 $1,625,014,842.33 $1,640,000,000.00$2,170,000,000.00 $365,000,000.00 $0.00 $0.00 $0.00Class C (2018-1) $340,000,000.00 $338,489,465.10 $338,489,465.10 $340,000,000.00Class C (2020-1) $685,000,000.00 $676,079,825.00 $676,079,825.00 $685,000,000.00Class C (2020-2) $380,000,000.00 $374,678,139.64 $374,678,139.64 $380,000,000.00Class C (2020-3)

Tranche Stated Principal Amount Outstanding Dollar Principal Amount Adjusted Outstanding Dollar Principal Amount Nominal Liquidation Amount $380,000,000.00 $374,605,897.18 $374,605,897.18 $380,000,000.00Class C (2020-4) $380,000,000.00 $374,541,681.67 $374,541,681.67 $380,000,000.00Class C (2020-5) Total Class C $2,138,395,008.59 $2,138,395,008.59 $2,165,000,000.00$2,530,000,000.00 $1,338,169,400.00 $1,338,169,400.00 $1,338,169,400.00 $1,338,169,400.00Class D (2009-1) Total Class D $1,338,169,400.00 $1,338,169,400.00 $1,338,169,400.00$1,338,169,400.00 $15,701,579,250.92 $15,701,579,250.92 $15,743,169,400.00Total $16,638,169,400.00

4. Nominal Liquidation Amount for Tranches of Notes Outstanding: (including all tranches issued as of the end of February 2021, after taking into account all allocations expected to occur on this Distribution Date) Tranche Nominal Liquidation Amount as of the beginning of Due Period Increase due to Accretion of Principal for Discount Notes Increase due to withdrawals of Prefunding Excess Amounts from Principal Funding Subaccount Increase due to reimbursement of Nominal Liquidation Amout Deficits Reductions due to allocation of charged-off receivables Increases and reductions due to reallocation of charged-off receivables Reductions due to reallocation of Series Principal Amounts Nominal Liquidation Amount as of the end of the Due Period Cumulative unreimbursed Nominal Liquidation Amount Reductions due to deposits into Principal Funding Subaccount $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/AClass A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/AClass A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/AClass A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/AClass A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/AClass A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/AClass A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/AClass A (2015-A) $300,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $300,000,000.00 $0.00N/AClass A (2016-3) $750,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $750,000,000.00 $0.00N/AClass A (2017-1) $550,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $550,000,000.00 $0.00N/AClass A (2017-2) $400,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $400,000,000.00 $0.00N/AClass A (2017-4) $925,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $925,000,000.00 $0.00N/AClass A (2017-5) $825,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $825,000,000.00 $0.00N/AClass A (2017-7) $625,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $625,000,000.00 $0.00N/AClass A (2018-1) $550,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $550,000,000.00 $0.00N/AClass A (2018-2) $525,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $525,000,000.00 $0.00N/AClass A (2018-3) $900,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $900,000,000.00 $0.00N/AClass A (2018-4) $900,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $900,000,000.00 $0.00N/AClass A (2018-5) $300,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $300,000,000.00 $0.00N/AClass A (2018-6) $1,250,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,250,000,000.00 $0.00N/AClass A (2019-1) $800,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $800,000,000.00 $0.00N/AClass A (2019-2) $1,000,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,000,000,000.00 $0.00N/AClass A (2019-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00N/AClass A (2019-A) $0.00$10,600,000,000.00$0.00$0.00$0.00$0.00$0.00$0.00$10,600,000,000.00Total Class A $490,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $490,000,000.00 $0.00N/AClass B (2018-1) $530,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $530,000,000.00 $0.00 $0.00N/AClass B (2018-2) $100,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $100,000,000.00 $0.00N/AClass B (2020-1) $350,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $350,000,000.00 $0.00N/AClass B (2020-2) $350,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $350,000,000.00 $0.00N/AClass B (2020-3) $350,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $350,000,000.00 $0.00N/AClass B (2020-4) $0.00$1,640,000,000.00$530,000,000.00$0.00$0.00$0.00$0.00$0.00$2,170,000,000.00Total Class B $365,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $365,000,000.00 $0.00 $0.00N/AClass C (2018-1) $340,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $340,000,000.00 $0.00N/AClass C (2020-1) $685,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $685,000,000.00 $0.00N/AClass C (2020-2) $380,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $380,000,000.00 $0.00N/AClass C (2020-3) $380,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $380,000,000.00 $0.00N/AClass C (2020-4) $380,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $380,000,000.00 $0.00N/AClass C (2020-5)

Tranche Nominal Liquidation Amount as of the beginning of Due Period Increase due to Accretion of Principal for Discount Notes Increase due to withdrawals of Prefunding Excess Amounts from Principal Funding Subaccount Increase due to reimbursement of Nominal Liquidation Amout Deficits Reductions due to allocation of charged-off receivables Increases and reductions due to reallocation of charged-off receivables Reductions due to reallocation of Series Principal Amounts Nominal Liquidation Amount as of the end of the Due Period Cumulative unreimbursed Nominal Liquidation Amount Reductions due to deposits into Principal Funding Subaccount $0.00$2,165,000,000.00$365,000,000.00$0.00$0.00$0.00$0.00$0.00$2,530,000,000.00Total Class C $1,421,311,477.00 $0.00 $0.00 $0.00 $0.00 $0.00 $83,142,077.00 $1,338,169,400.00 $0.00N/AClass D (2009-1) $0.00$1,338,169,400.00$83,142,077.00$0.00$0.00$0.00$0.00$0.00$1,421,311,477.00Total Class D Total $16,721,311,477.00 $0.00 $0.00 $0.00 $0.00 $978,142,077.00$0.00 $15,743,169,400.00 $0.00

5. Targeted Deposits to Principal Funding Subaccounts with respect to this Distribution Date: Tranche Beginning Principal Funding Subaccount balance Amount scheduled to be deposited on this Distribution Date Previous shortfalls Shortfalls in targeted deposit to Principal Funding Subaccount with respect to this Distribution Date Actual deposit to Principal Funding Subaccount Amounts withdrawn from Principal Funding Subaccount for payment to Noteholders Prefunding Excess Amounts withdrawn from Principal Funding Subaccount Ending Principal Funding Subaccount balance Income earned on funds on deposit in Principal Funding Subaccount Targeted deposit to Principal Funding Subaccount $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2016-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2017-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2017-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2017-7) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2018-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2018-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2018-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2018-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2018-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2019-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2019-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2019-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2019-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Total Class A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2018-1) $0.00 $530,000,000.00 $0.00 $0.00 $530,000,000.00 $530,000,000.00 $0.00 $0.00 $0.00Class B (2018-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2020-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2020-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2020-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2020-4) $0.00 $530,000,000.00 $0.00 $0.00 $530,000,000.00 $0.00 $0.00 $0.00Total Class B $530,000,000.00 $0.00 $365,000,000.00 $0.00 $0.00 $365,000,000.00 $365,000,000.00 $0.00 $0.00 $0.00Class C (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class C (2020-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class C (2020-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class C (2020-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class C (2020-4)

Tranche Beginning Principal Funding Subaccount balance Amount scheduled to be deposited on this Distribution Date Previous shortfalls Shortfalls in targeted deposit to Principal Funding Subaccount with respect to this Distribution Date Actual deposit to Principal Funding Subaccount Amounts withdrawn from Principal Funding Subaccount for payment to Noteholders Prefunding Excess Amounts withdrawn from Principal Funding Subaccount Ending Principal Funding Subaccount balance Income earned on funds on deposit in Principal Funding Subaccount Targeted deposit to Principal Funding Subaccount $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class C (2020-5) $0.00 $365,000,000.00 $0.00 $0.00 $365,000,000.00 $0.00 $0.00 $0.00Total Class C $365,000,000.00 $0.00 $83,142,077.00 $0.00 $0.00 $83,142,077.00 $83,142,077.00 $0.00 $0.00 $0.00Class D (2009-1) $0.00 $83,142,077.00 $0.00 $0.00 $83,142,077.00 $0.00 $0.00 $0.00Total Class D $83,142,077.00 $0.00$0.00$0.00$978,142,077.00$978,142,077.00$0.00$0.00 $0.00$978,142,077.00Total

6. Prefunding with respect to this Distribution Date: Tranche Beginning balance of prefunded deposits Prefunded amount applied to scheduled principal deposits Targeted Prefunding Deposits Prefunding Excess Amounts withdrawn from Principal Funding Subaccount Actual deposit to Principal Funding Subaccount for Prefunding Ending balance of prefunded deposits $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2016-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2017-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2017-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2017-7) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2018-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2018-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2018-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2018-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2018-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2019-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2019-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2019-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2019-A) $0.00 $0.00 $0.00 $0.00 $0.00Total Class A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2018-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2020-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2020-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2020-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2020-4) $0.00 $0.00 $0.00 $0.00 $0.00Total Class B $0.00 Total $0.00 $0.00 $0.00 $0.00 $0.00$0.00

7. Targeted Deposits to Interest Funding Subaccounts with respect to this Distribution Date: Targeted deposit to Interest Funding Subaccount with respect to this Distribution Date Beginning Interest Funding Subaccount Interest accrued during monthly interest Previous Shortfalls in targeted deposit to Interest Funding Subaccount with respect to this Actual deposit to Interest Funding Amounts withdrawn from Interest Funding Subacccount for payment to Ending Interest Funding Subaccount Income earned on funds on deposit in Interest Funding Total targeted deposit to Interest Funding $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2015-A) $0.00 $462,500.00 $0.00 $462,500.00 $0.00 $462,500.00 $462,500.00 $0.00 $0.00Class A (2016-3) $0.00 $338,765.63 $0.00 $338,765.63 $0.00 $338,765.63 $338,765.63 $0.00 $0.00Class A (2017-1) $0.00 $1,095,416.67 $0.00 $1,095,416.67 $0.00 $1,095,416.67 $1,095,416.67 $0.00 $0.00Class A (2017-2) $0.00 $843,333.33 $0.00 $843,333.33 $0.00 $843,333.33 $843,333.33 $0.00 $0.00Class A (2017-4) $0.00 $494,123.44 $0.00 $494,123.44 $0.00 $494,123.44 $494,123.44 $0.00 $0.00Class A (2017-5) $0.00 $292,204.69 $0.00 $292,204.69 $0.00 $292,204.69 $292,204.69 $0.00 $0.00Class A (2017-7) $0.00 $1,578,125.00 $0.00 $1,578,125.00 $0.00 $1,578,125.00 $1,578,125.00 $0.00 $0.00Class A (2018-1) $0.00 $182,428.13 $0.00 $182,428.13 $0.00 $182,428.13 $182,428.13 $0.00 $0.00Class A (2018-2) $0.00 $134,760.94 $0.00 $134,760.94 $0.00 $134,760.94 $134,760.94 $0.00 $0.00Class A (2018-3) $0.00 $2,332,500.00 $0.00 $2,332,500.00 $0.00 $2,332,500.00 $2,332,500.00 $0.00 $0.00Class A (2018-4) $0.00 $2,490,000.00 $0.00 $2,490,000.00 $0.00 $2,490,000.00 $2,490,000.00 $0.00 $0.00Class A (2018-5) $0.00 $113,006.25 $0.00 $113,006.25 $0.00 $113,006.25 $113,006.25 $0.00 $0.00Class A (2018-6) $0.00 $3,166,666.67 $0.00 $3,166,666.67 $0.00 $3,166,666.67 $3,166,666.67 $0.00 $0.00Class A (2019-1) $0.00 $229,350.00 $0.00 $229,350.00 $0.00 $229,350.00 $229,350.00 $0.00 $0.00Class A (2019-2) $0.00 $1,575,000.00 $0.00 $1,575,000.00 $0.00 $1,575,000.00 $1,575,000.00 $0.00 $0.00Class A (2019-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2019-A) Total Class A $0.00 $15,328,180.75 $0.00 $15,328,180.75 $0.00 $0.00 $0.00$15,328,180.75$15,328,180.75 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2018-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2020-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2020-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2020-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class B (2020-4) Total Class B $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00$0.00$0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class C (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class C (2020-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class C (2020-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class C (2020-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class C (2020-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class C (2020-5)

Targeted deposit to Interest Funding Subaccount with respect to this Distribution Date Beginning Interest Funding Subaccount Interest accrued during monthly interest Previous Shortfalls in targeted deposit to Interest Funding Subaccount with respect to this Actual deposit to Interest Funding Amounts withdrawn from Interest Funding Subacccount for payment to Ending Interest Funding Subaccount Income earned on funds on deposit in Interest Funding Total targeted deposit to Interest Funding Total Class C $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00$0.00$0.00 Total $0.00 $15,328,180.75 $0.00 $15,328,180.75 $0.00 $0.00 $0.00$15,328,180.75$15,328,180.75

8. Deposits to and withdrawals from Class C Reserve Subaccounts: (2) Tranche Beginning Class C Reserve Subaccount balance Income earned on funds on deposit in Class C Reserve Subaccount Targeted deposit to Class C Reserve Subaccount Actual deposit to Class C Reserve Subaccount Amounts withdrawn from Class C Reserve Subaccount for application to Class C Notes Excess amounts withdrawn from Class C Reserve Subaccount Ending Class C Reserve Subaccount balance Cumulative Shortfall in Class C Reserve Subaccount N/A

9. Deposits to and withdrawals from Accumulation Reserve Subaccounts: Tranche Beginning Accumulation Reserve Subaccount balance Targeted deposit to Accumulation Reserve Subaccount Actual deposit to Accumulation Reserve Subaccount Amounts withdrawn from Accumulation Reserve Subaccount for use as Series Finance Charge Amounts Excess amounts withdrawn from Accumulation Reserve Subaccount Ending Accumulation Reserve Subaccount balance Income earned on funds on deposit in Accumulation Reserve Subaccount $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2008-C) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2010-C) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2010-D) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2011-A) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2011-B) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2012-A) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2015-A) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2016-3) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2017-1) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2017-2) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2017-4) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2017-5) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2017-7) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2018-1) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2018-2) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2018-3) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2018-4) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2018-5) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2018-6) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2019-1) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2019-2) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2019-3) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class A (2019-A) Total Class A $0.00 0.00 $0.00 $0.00 $0.00$0.00 $0.00 $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class B (2018-1) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class B (2018-2) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class B (2020-1) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class B (2020-2) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class B (2020-3) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class B (2020-4) Total Class B $0.00 0.00 $0.00 $0.00 $0.00$0.00 $0.00 $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class C (2018-1)

Tranche Beginning Accumulation Reserve Subaccount balance Targeted deposit to Accumulation Reserve Subaccount Actual deposit to Accumulation Reserve Subaccount Amounts withdrawn from Accumulation Reserve Subaccount for use as Series Finance Charge Amounts Excess amounts withdrawn from Accumulation Reserve Subaccount Ending Accumulation Reserve Subaccount balance Income earned on funds on deposit in Accumulation Reserve Subaccount $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class C (2020-1) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class C (2020-2) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class C (2020-3) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class C (2020-4) $0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00Class C (2020-5) Total Class C $0.00 0.00 $0.00 $0.00 $0.00$0.00 $0.00 $0.00 0.00 $0.00 $0.00 $0.00$0.00 $0.00Total

10. Class A: Required Subordinated Amount; Available Subordinated Amount; Usage: Tranche Required Subordinated Amount of Class B Notes As of last Distribution Date As of current Distribution Date Available Subordinated Amount of Class B Notes Usage of Class B As of last Distribution Date As of current Distribution Date As of last Distribution Date As of current Distribution Date $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2015-A) $20,886,075.96 $20,886,075.96 $20,886,075.96 $20,886,075.96 $0.00 $0.00Class A (2016-3) $52,215,189.90 $52,215,189.90 $52,215,189.90 $52,215,189.90 $0.00 $0.00Class A (2017-1) $38,291,139.26 $38,291,139.26 $38,291,139.26 $38,291,139.26 $0.00 $0.00Class A (2017-2) $27,848,101.28 $27,848,101.28 $27,848,101.28 $27,848,101.28 $0.00 $0.00Class A (2017-4) $64,398,734.21 $64,398,734.21 $64,398,734.21 $64,398,734.21 $0.00 $0.00Class A (2017-5) $57,436,708.89 $57,436,708.89 $57,436,708.89 $57,436,708.89 $0.00 $0.00Class A (2017-7) $43,512,658.25 $43,512,658.25 $43,512,658.25 $43,512,658.25 $0.00 $0.00Class A (2018-1) $38,291,139.26 $38,291,139.26 $38,291,139.26 $38,291,139.26 $0.00 $0.00Class A (2018-2) $36,550,632.93 $36,550,632.93 $36,550,632.93 $36,550,632.93 $0.00 $0.00Class A (2018-3) $62,658,227.88 $62,658,227.88 $62,658,227.88 $62,658,227.88 $0.00 $0.00Class A (2018-4) $62,658,227.88 $62,658,227.88 $62,658,227.88 $62,658,227.88 $0.00 $0.00Class A (2018-5) $20,886,075.96 $20,886,075.96 $20,886,075.96 $20,886,075.96 $0.00 $0.00Class A (2018-6) $87,025,316.50 $87,025,316.50 $87,025,316.50 $87,025,316.50 $0.00 $0.00Class A (2019-1) $55,696,202.56 $55,696,202.56 $55,696,202.56 $55,696,202.56 $0.00 $0.00Class A (2019-2) $69,620,253.20 $69,620,253.20 $69,620,253.20 $69,620,253.20 $0.00 $0.00Class A (2019-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2019-A) $737,974,683.92 $737,974,683.92 $0.00 $0.00Total Class A $737,974,683.92$737,974,683.92

Tranche As of last Distribution Date Required Subordinated Amount of Class C Notes As of current Distribution Date As of last Distribution Date Available Subordinated Amount of Class C Notes As of current Distribution Date As of last Distribution Date Usage of Class C As of current Distribution Date $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2015-A) $26,582,278.50 $26,582,278.50 $26,582,278.50 $26,582,278.50 $0.00 $0.00Class A (2016-3) $66,455,696.25 $66,455,696.25 $66,455,696.25 $66,455,696.25 $0.00 $0.00Class A (2017-1) $48,734,177.25 $48,734,177.25 $48,734,177.25 $48,734,177.25 $0.00 $0.00Class A (2017-2) $35,443,038.00 $35,443,038.00 $35,443,038.00 $35,443,038.00 $0.00 $0.00Class A (2017-4) $81,962,025.38 $81,962,025.38 $81,962,025.38 $81,962,025.38 $0.00 $0.00Class A (2017-5) $73,101,265.88 $73,101,265.88 $73,101,265.88 $73,101,265.88 $0.00 $0.00Class A (2017-7) $55,379,746.88 $55,379,746.88 $55,379,746.88 $55,379,746.88 $0.00 $0.00Class A (2018-1) $48,734,177.25 $48,734,177.25 $48,734,177.25 $48,734,177.25 $0.00 $0.00Class A (2018-2) $46,518,987.38 $46,518,987.38 $46,518,987.38 $46,518,987.38 $0.00 $0.00Class A (2018-3) $79,746,835.50 $79,746,835.50 $79,746,835.50 $79,746,835.50 $0.00 $0.00Class A (2018-4) $79,746,835.50 $79,746,835.50 $79,746,835.50 $79,746,835.50 $0.00 $0.00Class A (2018-5) $26,582,278.50 $26,582,278.50 $26,582,278.50 $26,582,278.50 $0.00 $0.00Class A (2018-6) $110,759,493.75 $110,759,493.75 $110,759,493.75 $110,759,493.75 $0.00 $0.00Class A (2019-1) $70,886,076.00 $70,886,076.00 $70,886,076.00 $70,886,076.00 $0.00 $0.00Class A (2019-2) $88,607,595.00 $88,607,595.00 $88,607,595.00 $88,607,595.00 $0.00 $0.00Class A (2019-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2019-A) Total Class A $939,240,507.02 $939,240,507.02 $939,240,507.02$939,240,507.02 $0.00 $0.00

Tranche As of last Distribution Date Required Subordinated Amount of Class D Notes As of current Distribution Date As of last Distribution Date Available Subordinated Amount of Class D Notes As of current Distribution Date As of last Distribution Date Usage of Class D As of current Distribution Date $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2015-A) $32,278,481.04 $32,278,481.04 $32,278,481.04 $32,278,481.04 $0.00 $0.00Class A (2016-3) $80,696,202.60 $80,696,202.60 $80,696,202.60 $80,696,202.60 $0.00 $0.00Class A (2017-1) $59,177,215.24 $59,177,215.24 $59,177,215.24 $59,177,215.24 $0.00 $0.00Class A (2017-2) $43,037,974.72 $43,037,974.72 $43,037,974.72 $43,037,974.72 $0.00 $0.00Class A (2017-4) $99,525,316.54 $99,525,316.54 $99,525,316.54 $99,525,316.54 $0.00 $0.00Class A (2017-5) $88,765,822.86 $88,765,822.86 $88,765,822.86 $88,765,822.86 $0.00 $0.00Class A (2017-7) $67,246,835.50 $67,246,835.50 $67,246,835.50 $67,246,835.50 $0.00 $0.00Class A (2018-1) $59,177,215.24 $59,177,215.24 $59,177,215.24 $59,177,215.24 $0.00 $0.00Class A (2018-2) $56,487,341.82 $56,487,341.82 $56,487,341.82 $56,487,341.82 $0.00 $0.00Class A (2018-3) $96,835,443.12 $96,835,443.12 $96,835,443.12 $96,835,443.12 $0.00 $0.00Class A (2018-4) $96,835,443.12 $96,835,443.12 $96,835,443.12 $96,835,443.12 $0.00 $0.00Class A (2018-5) $32,278,481.04 $32,278,481.04 $32,278,481.04 $32,278,481.04 $0.00 $0.00Class A (2018-6) $134,493,671.00 $134,493,671.00 $134,493,671.00 $134,493,671.00 $0.00 $0.00Class A (2019-1) $86,075,949.44 $86,075,949.44 $86,075,949.44 $86,075,949.44 $0.00 $0.00Class A (2019-2) $107,594,936.80 $107,594,936.80 $107,594,936.80 $107,594,936.80 $0.00 $0.00Class A (2019-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00Class A (2019-A) Total Class A $1,140,506,330.08 $1,140,506,330.08 $1,140,506,330.08 $1,140,506,330.08 $0.00 $0.00

11. Class B: Required Subordinated Amount; Available Subordinated Amount; Usage: Tranche As of last Distribution Date Required Subordinated Amount of Class C Notes As of current Distribution Date As of last Distribution Date Available Subordinated Amount of Class C Notes As of current Distribution Date As of last Distribution Date Usage of Class C As of current Distribution Date $302,952,807.20$238,873,831.01 $302,952,807.20$238,873,831.01 $0.00$0.00Class B (2018-1) $0.00$258,373,735.58 $0.00$258,373,735.58 $0.00$0.00Class B (2018-2) $61,827,103.52$48,749,761.43 $61,827,103.52$48,749,761.43 $0.00$0.00Class B (2020-1) $216,394,862.29$170,624,165.01 $216,394,862.29$170,624,165.01 $0.00$0.00Class B (2020-2) $216,394,862.29$170,624,165.01 $216,394,862.29$170,624,165.01 $0.00$0.00Class B (2020-3) $216,394,862.29$170,624,165.01 $216,394,862.29$170,624,165.01 $0.00$0.00Class B (2020-4) Total Class B $1,057,869,823.05 $1,013,964,497.59 $1,057,869,823.05 $1,013,964,497.59 $0.00 $0.00 Tranche As of last Distribution Date Required Subordinated Amount of Class D Notes As of current Distribution Date As of last Distribution Date Available Subordinated Amount of Class D Notes As of current Distribution Date As of last Distribution Date Usage of Class D As of current Distribution Date $290,061,080.50 $367,871,265.87 $290,061,080.50 $367,871,265.87 $0.00 $0.00Class B (2018-1) $313,739,536.06 $0.00 $313,739,536.06 $0.00 $0.00 $0.00Class B (2018-2) $59,196,138.88 $75,075,768.55 $59,196,138.88 $75,075,768.55 $0.00 $0.00Class B (2020-1) $207,186,486.07 $262,765,189.91 $207,186,486.07 $262,765,189.91 $0.00 $0.00Class B (2020-2) $207,186,486.07 $262,765,189.91 $207,186,486.07 $262,765,189.91 $0.00 $0.00Class B (2020-3) $207,186,486.07 $262,765,189.91 $207,186,486.07 $262,765,189.91 $0.00 $0.00Class B (2020-4) Total Class B $1,284,556,213.65 $1,231,242,604.15 $1,284,556,213.65 $1,231,242,604.15 $0.00 $0.00

12. Class C: Required Subordinated Amount; Available Subordinated Amount; Usage: Tranche As of last Distribution Date Required Subordinated Amount of Class D Notes As of current Distribution Date As of last Distribution Date Available Subordinated Amount of Class D Notes As of current Distribution Date As of last Distribution Date Usage of Class D As of current Distribution Date $0.00$205,050,865.13 $0.00$0.00$205,050,865.13Class C (2018-1) $0.00 $210,151,314.49$191,006,285.33 $0.00$210,151,314.49$191,006,285.33Class C (2020-1) $0.00 $423,393,089.47$384,821,486.62 $0.00$423,393,089.47$384,821,486.62Class C (2020-2) $0.00 $234,874,998.54$213,477,613.01 $0.00$234,874,998.54$213,477,613.01Class C (2020-3) $0.00 $234,874,998.54$213,477,613.01 $0.00$234,874,998.54$213,477,613.01Class C (2020-4) $0.00 $234,874,998.54$213,477,613.01 $0.00$234,874,998.54$213,477,613.01Class C (2020-5) $0.00 Total Class C $1,338,169,399.58 $0.00 $0.00$1,421,311,476.11$1,338,169,399.58$1,421,311,476.11 13. Excess Spread Triggers: For this Distribution Date For the preceding Distribution Date For the second preceding Distribution Date Three-month average for this Distribution Date $186,741,491.16 $186,494,426.32$198,032,505.38$174,709,282.43 13.38%14.21%12.54% $198,032,505.38$174,709,282.43 13.38%14.21%12.54% $186,741,491.16 13.40% 13.40% Group Excess Spread Percentage Group Excess Spread Excess Spread Percentage Excess Spread Amount (3) (4) (5) (6) $186,494,426.32

14. Weighted Average Coupon Interest Rate: (7) Coupon interest rate (shown as an annualized percentage of total Nominal Liquidation Amount at the beginning of February 2021) Adjusted coupon interest rate (shown as an annualized percentage of total Nominal Liquidation Amount, excluding interest held by wholly-owned subsidiaries of Discover Bank, at the beginning of February 2021) Group coupon interest rate (shown as an annualized percentage of Group Investor Interest at the beginning of February 2021) Adjusted group coupon interest rate (shown as an annualized percentage of Group Investor Interest, excluding interest held by wholly-owned subsidiaries of Discover Bank, at the beginning of February 2021) For this Distribution Date 1.10% 1.74% 1.10% 1.74% 15. Excess Spread Early Redemption Event: No 16. Delinquency Trigger: No 17. Investor Communication Requests: None (x) the sum of (1) Total amount of principal paid through this distribution date with respect to Class D(2009-1) is not shown. (2) Does not apply to any outstanding Class C notes. (3) The Excess Spread Amount means, generally, with respect to the DiscoverSeries notes for any distribution date: the difference, whether positive or negative, between (a) the amount of Finance Charge Amounts allocated to the DiscoverSeries pursuant to the Indenture ; (c) an amount equal to income earned on all funds on deposit in the Principal Funding Account (including all subaccounts of such account) (net of investment expenses and losses); and (d) the amount withdrawn from the Accumulation Reserve Subaccount to cover the Accumulation Negative Spread on the Principal Funding Subaccounts , and in each case for the applicable period only. (y) (b) the sum of all interest, swap payments or accreted discount and servicing fees for the DiscoverSeries notes and reimbursement of all charged -off receivables allocated to the DiscoverSeries, any amounts to be treated as Series Finance Charge Amounts and designated to be a part of the Excess Spread Amount pursuant to any Terms Document ; (4) The Excess Spread Percentage means, generally, with respect to the DiscoverSeries notes for any distribution date, the Excess Spread Amount, multiplied by twelve and divided by the sum of the Nominal Liquidation Amount of all outstanding DiscoverSeries notes as of the beginning of the related Due Period .

(5) The Group Excess Spread is the sum of the series excess spreads for each series in the group to which the Series 2007-CC Collateral Certificate belongs. All series other than the Series 2007-CC Collateral Certificate have been paid in full. Accordingly, the Group Excess Spread equals the Excess Spread Amount for the DiscoverSeries notes . If certain issuances are made after the date of this report, they could cause these amounts to diverge again in future months. With respect to Series 2007-CC, the “series excess spread” will generally mean the Excess Spread Amount for the DiscoverSeries notes . See item 13 and footnote 3. (6) The Group Excess Spread Percentage will generally mean the Group Excess Spread, multiplied by twelve and divided by the sum of the aggregate investor interest in receivables for all series in the group as of the beginning of the related Due Period. There are currently no series in the group other than the Series 2007-CC Collateral Certificate; therefore, the Group Excess Spread Percentage equals the (7) Coupon interest is the sum of the monthly interest deposited into the DiscoverSeries interest funding subaccounts and relating to the current interest accrual period. The Group coupon interest is the sum of such monthly interest deposited into the series interest funding accounts for all series in the group to which the Series 2007-CC Collateral Certificate belongs. There are currently no series in the group other than the Series 2007-CC Collateral Certificate; therefore, the group rates are the same as the DiscoverSeries rates. DiscoverSeries Excess Spread Percentage.